Trade payables	6 Months Ended
Jun. 30, 2023
Trade Payables
Trade payables
11.	Trade payables

	06.30.2023	12.31.2022
Third parties in Brazil	3,574	3,497
Third parties abroad	1,849	1,935
Related parties	7	32
Total	5,430	5,464